Money Market Funds
Firstar Stellar Treasury Fund
Firstar Stellar Tax-Free Money Market Fund
Firstar Stellar Ohio Tax-Free Money Market Fund

Bond Funds
Firstar Stellar Strategic Income Fund
Firstar Stellar U.S. Government Income Fund
Firstar Stellar Insured Tax-Free Bond Fund

Stock Funds
Firstar Stellar Growth Equity Fund
Firstar Stellar Relative Value Fund
Firstar Stellar Fund
Firstar Stellar Capital Appreciation Fund
Firstar Stellar International Equity Fund

                                                                    July 2, 1999
--------------------------------------------------------------------------------
                         Supplement to the Prospectuses
                              Dated March 31, 1999

Cover Page
----------

The following SEC legend is added to the Cover Page and removed from the Table of Contents Page of the Prospectus:

         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Please   retain   this   Supplement   with   your
Prospectus for future reference.